FAIR VALUE MEASUREMENTS - Additional information (Details)	Dec. 31, 2020 USD ($) shares
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 928,766
Interest Income From Trust Preferred Securities	$ 0
Public Warrants [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Class of warrants or rights outstanding | shares	9,166,666
Private Placement Warrants [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Class of warrants or rights outstanding | shares	5,000,000
Asset Held In Trust
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 737
Asset Held In Trust | US Treasury Securities [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt Securities, Held-to-maturity	$ 275,037,291